Net Assets - Schedule of Share Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Share Repurchase Program [Line Items]
Total Number of Shares Repurchased (all classes) (in shares)	0
Share Repurchase Program Deadline, Feb 01, 2024
Share Repurchase Program [Line Items]
Total Number of Shares Repurchased (all classes) (in shares)		27,300.000
Percentage of Outstanding Shares Repurchased		0.10%
Price Paid Per Share (in dollars per share)		$ 25.07
Amount Repurchased (all classes)		$ 670
Maximum number of shares that may yet be purchased under the Repurchase Program (in shares)		0
Share Repurchase Program Deadline, Aug 01, 2024
Share Repurchase Program [Line Items]
Total Number of Shares Repurchased (all classes) (in shares)		65,726.334
Percentage of Outstanding Shares Repurchased		0.12%
Price Paid Per Share (in dollars per share)		$ 25.12
Amount Repurchased (all classes)		$ 1,640
Maximum number of shares that may yet be purchased under the Repurchase Program (in shares)		0